Share option (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Option
Schedule of share based compensation for options granted

The Group estimated the fair value of each option as of the date of grant using the Binomial Option pricing model. The following table lists the inputs to the model use:-

Share options granted on February 1, 2024

Expected volatilities (%)	27
Risk-free interest rates (%)	5.49
Range of expected lives (year)	0.08
Weighted average share price (US$ per share)	0.4560
Exercise price (US$ per share)	0.0001

Schedule of share option movement under the plan

Share option movement under the plan is presented in the table below:-

	(Unaudited) Six-months ended June 30, 2025	(Audited) December 31, 2024
	No. of	No. of
	shares	shares

At the beginning of the period/year	-	-
Granted	541,748	1,180,000
Exercised	(541,748)	(1,180,000)

At the end of the period/year	-	-

Exercisable at end of year	-	-